Income taxes - Summary of Net Deferred Income Tax Liability (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning Balance	$ 0	$ 0
Provision (Recovery) in Income	0	0
Ending Balance	0	0
PP&E [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning Balance	525	614
Provision (Recovery) in Income	(242)	(89)
Ending Balance	283	525
Risk Management [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning Balance	2	(8)
Provision (Recovery) in Income	(2)	10
Ending Balance	0	2
Leases [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning Balance	(22)	(27)
Provision (Recovery) in Income	2	5
Ending Balance	(20)	(22)
Decommissioning liability [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning Balance	(35)	(46)
Provision (Recovery) in Income	10	11
Ending Balance	(25)	(35)
Share-based Compensation [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning Balance	1	(1)
Provision (Recovery) in Income	(1)	2
Ending Balance	0	1
Non-capital Losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning Balance	(471)	(532)
Provision (Recovery) in Income	233	61
Ending Balance	$ (238)	$ (471)